Note 34 - Related Party Transactions	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of related party [text block]
34.	Related party transactions

a)	Names of related parties and relationship

Names	Relationship with the Company
Asteria Corporation	Shareholder of the Company

b)

In March 2023, the Group entered into a shareholder loan agreement in an amount of $3,000,000 with Asteria Corporation. The Company issued promissory note with an interest rate of 10.375% per annum and maturity date of March 10, 2024, to Asteria Corporation. The maturity date of the shareholder loan was extended, and the loan was repaid in full on April 29, 2024. The Company’s interest expense related to this loan is presented below.

	Year ended December 31,
	2025	2024	2023
Interest expense	$-	$113,549	$253,469

c)	Key management compensation

	Year ended December 31,
	2025	2024	2023
Salaries and other short-term employee benefits	$3,049,330	$2,088,394	$2,282,050
Post-employment benefits	56,855	40,875	3,283
Share-based compensation expenses	2,772,904	201,908	762,014
	$5,879,089	$2,331,177	$3,047,347